REVENUES	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
REVENUES
REVENUES
Revenues include $14.5 billion (2016 – $14.7 billion) from the sale of goods, $25.1 billion (2016 – $8.4 billion) from the rendering of services and $1.2 billion (2016 – $1.3 billion) from other activities.